Income Taxes (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)
Income from operations before income taxes | ¥		¥ 61,419		¥ 71,878
PRC income tax statutory rate	25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ 15,355			¥ 17,970
Preferential tax treatments and tax holiday effects	(7,019)			(8,937)
Super deduction of qualified R&D expenditures	(857)			(772)
Expenses not deductible for tax purposes | ¥		¥ 388
Uncertain tax provision | ¥		600				¥ 2,000
Allowance for deferred tax assets | ¥		(929)
Income tax expense | ¥		¥ 9,396		¥ 8,261
US$ [Member]
Income from operations before income taxes	$ 8,947
PRC income tax statutory rate	25.00%	25.00%
Income tax at statutory tax rate	$ 2,237
Preferential tax treatments and tax holiday effects	(1,022)
Super deduction of qualified R&D expenditures	(125)
Expenses not deductible for tax purposes	57
Uncertain tax provision	87				$ 302
Allowance for deferred tax assets	(135)
Income tax expense	$ 1,369